Fair Value Measurements - Key inputs into the Monte Carlo simulation model for the Public Warrants and Private Placement Warrants (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 Y $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2022 Y	Dec. 31, 2022 $ / shares	Dec. 31, 2021 Y	Nov. 19, 2021 Y $ / shares
Fair Value Measurements
Number of shares in a unit	1	1
Number of warrants in a unit	0.5	0.5
Risk-free interest rate
Fair Value Measurements
Derivative liability, measurement input	0.0538	0.0472			0.0132	0.0133
Expected term (years)
Fair Value Measurements
Derivative liability, measurement input | Y	1.04		1.04		5.63	5.93
Expected volatility
Fair Value Measurements
Derivative liability, measurement input	0.058	0.043			0.093	0.135
Stock price
Fair Value Measurements
Derivative liability, measurement input	10.41	10.19		10.19	9.88	9.6